Share Options and Warrants Reserve (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure Of Share Options And Warrants Reserve [Abstract]
Summary of Changes in Share Option and Warrants Reserve

Changes in the share option and warrants reserve are as follows:

	OPTIONS AND WARRANTS	USD
As at January 1, 2022	7,021,514	2,442
Share options and warrants expense	—	724
Share options and warrants granted	547,320	—
Share options exercised	(909,744)	(99)
Share options forfeited	(19,330)	—
As at March 31, 2022	6,639,760	3,067
As at January 1, 2021	2,854,744	296
Share options and warrants expense	—	170
Share options forfeited	(10,000)	—
As at March 31, 2021	2,844,744	466